Note 23 - Segment Information (Details Textual)	3 Months Ended	12 Months Ended
	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) a
Other Income [Member]
Segment Information [Line Items]
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal	$ 3,000,000	$ 3,000,000
Eastman Business Park Rochester NY [Member]
Segment Information [Line Items]
Number of Reportable Segments		7
Area of Real Estate Property | a		1,200
Manufacturing Costs		$ 0